Note 14 - Share Capital (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
(thousands of Canadian dollars)
	2023		2022
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	27,245,782	$225,982	27,441,082	$227,674
Options exercised during the year	40,000	280	-	-
Purchased and cancelled during the year	(1,321,358)	(11,438)	(195,300)	(1,692)

Outstanding, end of year	25,964,424	$214,824	27,245,782	$225,982

Series 1 preferred shares:

Outstanding, beginning and end of year	1,461,460	$13,647	1,461,460	$13,647

Total share capital		$228,471		$239,629